UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-4375

Name of Fund: Merrill Lynch Florida Municipal Bond Fund of
              Merrill Lynch Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/04

Date of reporting period: 08/01/04 - 10/31/04

Item 1 - Schedule of Investments

                                       Merrill Lynch Florida Municipal Bond Fund

Schedule of Investments as of October 31, 2004                    (in Thousands)

S&P      Moody's     Face
Ratings  Ratings   Amount  Municipal Bonds                                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 82.7%
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      $ 1,095  Altamonte Springs, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
                           Health Systems-Sunbelt), 7% due 10/01/2014(e)                                                  $  1, 411
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*           50  Arbor Greene, Florida, Community Development District, Special Assessment Revenue Bonds,
                           6.50% due 5/01/2007                                                                                   51
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*        1,265  Ballantrae, Florida, Community Development District, Capital Improvement Revenue Bonds, 6%
                           due 5/01/2035                                                                                      1,281
-----------------------------------------------------------------------------------------------------------------------------------
A-1+     NR*        2,500  Broward County, Florida, Educational Facilities Authority, Revenue Refunding Bonds (Nova
                           Southeastern University), Series C, 1.74% due 4/01/2024                                            2,500
-----------------------------------------------------------------------------------------------------------------------------------
                           Broward County, Florida, HFA, M/F Housing Revenue Refunding Bonds (Lakeside Apartments
                           Project) (d):
AAA      NR*        1,100      6.90% due 8/01/2015                                                                            1,128
AAA      NR*        1,100      7% due 2/01/2025                                                                               1,127
-----------------------------------------------------------------------------------------------------------------------------------
AA-      A3           925  Broward County, Florida, Resource Recovery Revenue Refunding Bonds (Wheelabrator South
                           Broward), Series A, 5.375% due 12/01/2009                                                          1,013
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Baa3         550  Capital Trust Agency, Florida, Air Cargo Revenue Bonds, AMT, 6.25% due 1/01/2019                     554
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa          775  Celebration Community Development District, Florida (Special Assessment), 6% due 5/01/2010(b)        785
-----------------------------------------------------------------------------------------------------------------------------------
                           Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial Hospital):
NR*      Baa3         990      6.25% due 8/15/2023                                                                            1,042
NR*      Baa3       1,500      6.375% due 8/15/2032                                                                           1,567
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of Merrill Lynch Florida Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

    AMT    Alternative Minimum Tax (subject to)
    COP    Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
    EDA    Economic Development Authority
     GO    General Obligation Bonds
    HFA    Housing Finance Agency
    IDA    Industrial Development Authority
    IDR    Industrial Development Revenue Bonds
    M/F    Multi-Family
    S/F    Single-Family
   VRDN    Variable Rate Demand Notes

                                       Merrill Lynch Florida Municipal Bond Fund

Schedule of Investments as of October 31, 2004 (continued)        (in Thousands)

S&P      Moody's     Face
Ratings  Ratings   Amount  Municipal Bonds                                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida (continued)
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa      $    10  Clay County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County), AMT, 6.30%
                           due 10/01/2020(d)(f)                                                                           $      10
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa           70  Clearwater, Florida, Revenue Bonds (Spring Training Facility), 5.375% due 3/01/2027(b)                79
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*        1,000  Concorde Estates Community Development District, Florida, Capital Improvements Revenue Bonds,
                           Series B, 5% due 5/01/2011                                                                         1,000
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*        1,000  Cypress Lakes, Florida, Community Development District, Special Assessment Bonds, Series A,
                           6% due 5/01/2034                                                                                   1,005
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*          295  Double Branch Community, Florida, Development District, Special Assessment Bonds, Series B-1,
                           5.60% due 5/01/2007                                                                                  296
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        3,975  Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, 7%
                           due 4/01/2028(d)(f)                                                                                4,080
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa        3,045  Escambia County, Florida, Health Facilities Authority, Health Facility Revenue Bonds (Florida
                           Health Care Facility Loan), 5.95% due 7/01/2020(a)                                                 3,120
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*        1,500  Fiddlers Creek, Florida, Community Development District Number 2, Special Assessment Revenue
                           Bonds, Series A, 6.375% due 5/01/2035                                                              1,545
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,955  Florida HFA, Homeowner Mortgage Revenue Bonds, AMT, Series 3, 6.35% due 7/01/2028(b)               2,042
-----------------------------------------------------------------------------------------------------------------------------------
A-1+     NR*        5,210  Florida HFA, Revenue Bonds, DRIVERS, AMT, Series 189, 11.879% due 2/01/2035(a)(h)                  5,457
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa          930  Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series
                           4, 6.25% due 7/01/2022(g)                                                                            948
-----------------------------------------------------------------------------------------------------------------------------------
AAA      NR*        5,000  Florida State Board of Education, Lottery Revenue Bonds, DRIVERS, Series 222, 11.196%
                           due 7/01/2017(h)(i)                                                                                6,675
-----------------------------------------------------------------------------------------------------------------------------------
AAA      NR*        2,500  Florida State Turnpike Authority, Turnpike Revenue Bonds, DRIVERS, Series 218, 10.945%
                           due 7/01/2029(h)(i)                                                                                3,293
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*          985  Harbor Bay, Florida, Community Development District, Capital Improvement Special Assessment
                           Revenue Bonds, Series A, 7% due 5/01/2033                                                          1,051
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*          405  Heritage Isles Community Development District, Florida, Special Assessment Revenue Refunding
                           Bonds, 5.90% due 11/01/2006                                                                          406
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*          375  Heritage Palms, Florida, Community Development District, Capital Improvement Revenue Bonds,
                           6.25% due 11/01/2007                                                                                 375
-----------------------------------------------------------------------------------------------------------------------------------
A        A2         3,500  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
                           Health System), Series A, 6% due 11/15/2031                                                        3,758
-----------------------------------------------------------------------------------------------------------------------------------
                           Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum), AMT:
NR*      NR*        1,000      Series A, 7.125% due 4/01/2030                                                                 1,093
NR*      NR*        1,750      Series B, 7.125% due 4/01/2030                                                                 1,913
-----------------------------------------------------------------------------------------------------------------------------------

                                       Merrill Lynch Florida Municipal Bond Fund

Schedule of Investments as of October 31, 2004 (continued)        (in Thousands)

S&P      Moody's     Face
Ratings  Ratings   Amount  Municipal Bonds                                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                           Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds
                           (Mayo Clinic-Jacksonville):
AA       Aa2      $ 1,000      Series A, 5.50% due 11/15/2036                                                             $   1,054
AAA      Aaa        1,000      Series A, 5.50% due 11/15/2036(b)                                                              1,081
AA       Aa2        2,000      Series B, 5.50% due 11/15/2036                                                                 2,110
AAA      Aaa          410      Series B, 5.50% due 11/15/2036(b)                                                                443
-----------------------------------------------------------------------------------------------------------------------------------
AA-      Aa2        2,800  Jacksonville, Florida, Electric Authority, Electric System Revenue Bonds, Series 3-C, 5.50%
                           due 10/01/2030                                                                                     2,874
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,200  Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, 5.25%
                           due 10/01/2032(i)                                                                                  1,265
-----------------------------------------------------------------------------------------------------------------------------------
A-1+     NR*          600  Lee County, Florida, Hospital Board of Directors, Hospital Revenue Bonds (Memorial Health
                           System), VRDN, Series A, 1.76% due 4/01/2025(c)                                                      600
-----------------------------------------------------------------------------------------------------------------------------------
BBB+     NR*        2,320  Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Martin Memorial
                           Medical Center), Series A, 5.875% due 11/15/2032                                                   2,360
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,100  Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), AMT, Series
                           A, 5% due 10/01/2030(i)                                                                            1,114
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,495  Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B, 5.25%
                           due 7/01/2026 (i)                                                                                  2,675
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*        1,000  Middle Village Community Development District, Florida, Special Assessment Bonds, Series A,
                           6% due 5/01/2035                                                                                   1,013
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*        2,000  Midtown Miami, Florida, Community Development District, Special Assessment Revenue Bonds,
                           Series A, 6.25% due 5/01/2037                                                                      2,070
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*        1,000  Oak Creek, Florida, Community Development District, Special Assessment Bonds, 5.80%
                           due 5/01/2035                                                                                        990
-----------------------------------------------------------------------------------------------------------------------------------
                           Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds:
A        A2           500      (Adventist Health System), 6.25% due 11/15/2024                                                  554
A        A2         2,705      (Orlando Regional Healthcare), 6% due 12/01/2028                                               2,911
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        6,500  Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.50% due 10/01/2031(a)            7,059
-----------------------------------------------------------------------------------------------------------------------------------
                           Orlando, Florida, Urban Community Development District, Capital Improvement Special
                           Assessment Bonds:
NR*      NR*        1,000      6.25% due 5/01/2034                                                                            1,029
NR*      NR*          990      Series A, 6.95% due 5/01/2033                                                                  1,052
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa        1,265  Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds, 5.25%
                           due 10/01/2025(a)                                                                                  1,353
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa        2,000  Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027(a)                       2,128
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa          925  Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50%
                           due 10/01/2027(i)                                                                                  1,004
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*          175  Panther Trace, Florida, Community Development District, Special Assessment Revenue Bonds,
                           Series B, 6.50% due 5/01/2009                                                                        177
-----------------------------------------------------------------------------------------------------------------------------------

                                       Merrill Lynch Florida Municipal Bond Fund

Schedule of Investments as of October 31, 2004 (continued)        (in Thousands)

S&P      Moody's     Face
Ratings  Ratings   Amount  Municipal Bonds                                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida (concluded)
-----------------------------------------------------------------------------------------------------------------------------------
                           Park Place Community Development District, Florida, Special Assessment Revenue Bonds:
NR*      NR*        $ 500      6.75% due 5/01/2032                                                                        $     527
NR*      NR*        1,000      6.375% due 5/01/2034                                                                           1,028
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,080  Pasco County, Florida, Health Facilities Authority, Gross Revenue Bonds (Adventist Health
                           System-Sunbelt), 7% due 10/01/2014(e)                                                              2,648
-----------------------------------------------------------------------------------------------------------------------------------
NR*      A1         2,000  Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health System
                           Inc.), 5.75% due 11/15/2029                                                                        2,123
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,600  Port St. Lucie, Florida, Utility Revenue Bonds, 5.125% due 9/01/2011(b)(j)                         2,928
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*          490  Reunion East Community Development District, Florida, Special Assessment, Series B, 5.90%
                           due 11/01/2007                                                                                       497
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,000  Saint Johns County, Forida, Sales Tax Revenue Bonds, GO, Series A, 5.25% due 10/01/2028(a)         1,066
-----------------------------------------------------------------------------------------------------------------------------------
AAA      NR*        2,320  South Broward, Florida, Hospital District Revenue Bonds, DRIVERS, Series 337, 9.143%
                           due 5/01/2032(b)(h)                                                                                2,728
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*        1,000  South Kendall, Florida, Community Development District, Special Assessment Bonds, Series A,
                           5.90% due 5/01/2035                                                                                  999
-----------------------------------------------------------------------------------------------------------------------------------
                           South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.):
A        A2         1,000      5.80% due 10/01/2034                                                                           1,029
NR*      Baa3         995      6.375% due 10/01/2034                                                                          1,020
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*        1,000  Sterling Hill, Florida, Community Development District, Capital Improvement Revenue Refunding
                           Bonds, Series B, 5.50% due 11/01/2010                                                              1,017
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*          255  Stoneybrook West, Florida, Community Development District, Special Assessment Revenue Bonds,
                           Series B, 6.45% due 5/01/2010                                                                        260
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,360  University of Central Florida (UCF) Athletics Association Inc., COP, Series A, 5.25%
                           due 10/01/2034(i)                                                                                  1,443
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*          690  Verandah West, Florida, Community Development District, Capital Improvement Revenue Bonds,
                           Series B, 5.25% due 5/01/2008                                                                        694
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,000  Village Center Community Development District, Florida, Utility Revenue Bonds, 5.125%
                           due 10/01/2028(b)                                                                                  1,046
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*        1,485  Vista Lakes Community Development District, Florida, Capital Improvement Revenue Bonds,
                           Series A, 6.75% due 5/01/2034                                                                      1,559
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        4,720  Clark County, Nevada, IDR (Southwest Gas Corporation Project), Refunding, AMT, Series B, 5%
                           due 12/01/2033(i)                                                                                  4,750
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 5.7%
-----------------------------------------------------------------------------------------------------------------------------------
                           New Jersey EDA, Cigarette Tax Revenue Bonds:
BBB      Baa2       1,500      5.50% due 6/15/2024                                                                            1,534
AAA      Aa2        4,650      5.75% due 6/15/2029                                                                            5,028
BBB      Baa2       1,020      5.75% due 6/15/2034                                                                            1,047
-----------------------------------------------------------------------------------------------------------------------------------

                                       Merrill Lynch Florida Municipal Bond Fund

Schedule of Investments as of October 31, 2004 (continued)        (in Thousands)

S&P      Moody's     Face
Ratings  Ratings   Amount  Municipal Bonds                                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
A-1+     VMIG-1+    $ 400  New York City, New York, City Municipal Water Finance Authority, Water and Sewer System
                           Revenue Refunding Bonds, VRDN, Series A, 1.71% due 6/15/2025(c)(i)                             $     400
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 5.5%
-----------------------------------------------------------------------------------------------------------------------------------
BBB      Baa3       1,660  Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds,
                           5.375% due 5/15/2033                                                                               1,517
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Baa3       1,365  Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
                           Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT, 6.625% due 6/01/2026           1,477
-----------------------------------------------------------------------------------------------------------------------------------
A-       Baa1       1,000  Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds,
                           Series I, 5% due 7/01/2036                                                                         1,015
-----------------------------------------------------------------------------------------------------------------------------------
BBB+     Baa2       3,000  Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E,
                           5.75% due 2/01/2007(j)                                                                             3,242
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Municipal Bonds (Cost - $124,698) - 97.8%                                                  130,143
-----------------------------------------------------------------------------------------------------------------------------------

                   Shares
                     Held  Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
                      211  BlackRock Florida Insured Municipal 2008 Term Trust                                                3,347
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Mutual Funds (Cost - $3,496) - 2.5%                                                          3,347
-----------------------------------------------------------------------------------------------------------------------------------

                           Short-Term Investments
-----------------------------------------------------------------------------------------------------------------------------------
                       13  Merrill Lynch Institutional Tax-Exempt Fund(k)                                                        13
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Short-Term Investments (Cost - $13) - 0.0%                                                      13
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $128,207**) - 100.3%                                                                              133,503

Liabilities in Excess of Other Assets - (0.3%)                                                                                 (346)
                                                                                                                          ---------
Net Assets - 100.0%                                                                                                       $ 133,157
                                                                                                                          =========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at October 31, 2004.
(d)   FNMA Collateralized.
(e)   Escrowed to maturity.
(f)   GNMA Collateralized.
(g)   FSA Insured.
(h) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at October 31, 2004.
(i)   FGIC Insured.
(j)   Prerefunded.

                                       Merrill Lynch Florida Municipal Bond Fund

Schedule of Investments as of October 31, 2004 (concluded)


(k) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                       Net              Dividend
      Affiliate                                     Activity            Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund      -                  - #
      --------------------------------------------------------------------------

#     Amount is less than $1,000.
+     Highest short-term rating by Moody's Investors Service, Inc.
*     Not Rated.
** The cost and unrealized appreciation/depreciation of investments as of October 31, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                  $ 128,207
                                                                      =========
      Gross unrealized appreciation                                   $   5,925
      Gross unrealized depreciation                                        (629)
                                                                      ---------
      Net unrealized appreciation                                     $   5,296
                                                                      =========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn,
    President
    Merrill Lynch Florida Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn
    President
    Merrill Lynch Florida Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: December 20, 2004

By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Florida Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: December 20, 2004